AGALIMMUNE ACQUISITION (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of Agalimmune Acquisition [Abstract]
Total costs associated with bringing assets	$ 0.7
Total increase in intangibles	$ 6.7